UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549


                                     FORM N-CSR

                     CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05820

                          THE HYPERION TOTAL RETURN FUND, INC.
                   (Exact name of registrant as specified in charter)

                       ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                              NEW YORK, NEW YORK 10006-1404
                   (Address of principal executive offices) (Zip code)

                               CLIFFORD E. LAI, PRESIDENT
                          THE HYPERION TOTAL RETURN FUND, INC.
                       ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                             NEW YORK, NEW YORK, 10006-1404
                         (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: November 30th



Date of reporting period:  May 31, 2003


Item 1. Reports to Stockholders.


                                    THE HYPERION

                                    TOTAL RETURN

                                     FUND, INC.

                                _____________________




                 ______________________________________________________________

                                        Semi-Annual Report

                 ______________________________________________________________

                                                   May 31, 2003















[HYPERION LOGO]


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THE HYPERION TOTAL RETURN FUND, INC.
Report of the Investment Advisor
For the Six Months Ended May 31, 2003

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Dear Shareholder:

We welcome this opportunity to provide you with information about The Hyperion Total Return Fund, Inc. (the "Fund") for the semi-annual period ended May 31, 2003. The Fund's shares are traded on the New York Stock Exchange ("NYSE") under the symbol "HTR".

Description of the Fund

The Fund is a diversified closed-end investment company. The Fund's investment objective is to provide shareholders with a high total return, including short and long-term capital gains, and a high level of current income through the management of a portfolio of securities. The Fund pursues this objective by investing and actively managing a portfolio consisting primarily of U.S. Treasury, Mortgage-Backed Securities ("MBS"), Asset-Backed Securities ("ABS"), and High Yield Corporate securities.

Performance

The Fund's total return, based on market price, was 15.05% for the six months ended May 31, 2003. Based on the NYSE closing price of $10.18 on May 31, 2003, the Fund had a yield of 8.84%, which was 6.55% higher than the yield of the 5-year U.S. Treasury Note, and competitive with the yields of other multi-sector bond funds in its category.

As of May 31, 2003, the Fund, inclusive of the effect of leverage, was managed with an average duration (duration measures a bond portfolio's price sensitivity to interest rate changes) of 4.2 years, as measured on a net asset basis.

Market Environment

The economy has continued to weaken since the Fund's last reporting date of November 30, 2002. The consumer sector, which has held up the best in the recession thus far, suffered as unemployment escalated to an 8-year high of 6.1% in May. During the period, retail sales and car purchases slowed and consumer confidence dropped to 10-year lows. The war in Iraq also dampened economic activity.

While interest rates had been falling lower, the pace of their decline accelerated during the period. Federal Reserve comments about deflation and its potentially negative impact on the already weak economy drove interest rates to the lowest levels since the 1950s.

One bright spot in the market has been the increased demand for corporate bonds. This demand led to a narrowing of corporate bond spreads, reducing the cost of debt and making the credit markets accessible to some corporations that have had difficulty issuing debt in the past. The high yield corporate bond market rallied strongly, supported by apparent efforts by many corporations to improve their balance sheets. All of these factors could help improve corporate profitability going forward and set the foundation for an economic recovery in the future.

While signs point to economic recovery, there are factors that lead us to believe difficulty lies ahead. Although the Federal Reserve is doing everything in its power to resuscitate the economy by lowering interest rates, we believe that continued economic restructuring from the excesses of the late 1990s, rising unemployment at the state and local municipality levels in reaction to their budget deficits and a weak global economy will keep a damper on the economy. Time will be the critical medicine that will cure the economy. As a result, we expect interest rates to remain low at least for the remainder of 2003, with no move on the part of the Federal Reserve to raise interest rates until 2004.

Portfolio Strategy

The Fund's assets continued to be allocated primarily among the Agency MBS, non-Agency residential MBS (RMBS) and commercial MBS (CMBS) sectors. Since January, 2003, in light of favorable market indications and a slight improvement in corporate earnings, we have increased the Fund's allocation to high yield corporate bonds by approximately 3.5%. Since then, yield spreads on high yield corporate bonds have narrowed dramatically and we believe the sector continues to show strength. Funding some of the increase was a decrease in CMBS. A continued weak economy, an increase in commercial real estate delinquencies and narrowing yield spreads on CMBS, were all factors in leading us to reduce the CMBS exposure of the Fund, especially in the lower rated BB and BBB rated areas.

Due to the dramatic decline in interest rates, mortgage prepayment activity has been at record high levels for the last 12 months. Fortunately, the Fund has been structured to achieve a balance toward prepayment risk. On the one hand, prepayments on premium priced Agency MBS have resulted in additional cash flow being reinvested at lower yields, which can have the effect of putting downward pressure on the dividend. However, the portfolio has a large percentage in discount priced non-Agency MBS. Higher prepayments on these have the effect of increasing income available for the dividend. Thus far, this balance has mitigated any need to change the dividend payout of the Fund. We will continue to manage prepayment risk in the portfolio. However, low interest rates over an extended period of time will eventually cause the dividend to drop.

While most of our RMBS exposure is in 30-year fixed rate mortgages, we have a moderate exposure to Hybrid Adjustable-Rates Mortgages (ARMs), where the mortgage rates are fixed for 3 to 7 years before resetting at a floating rate. A large supply of Hybrid ARMs into the market has made that sector attractive, allowing us to add marginally to our exposure.

We continue to manage the portfolio at full leverage, to take advantage of historically low borrowing rates.

Of the Fund's total assets, 16.1% and 9.3% are invested in securities issued by Fannie Mae and Freddie Mac, respectively. These securities are collateralized by residential mortgage loans and are structured as either pass-throughs or collateralized mortgage obligations. We have monitored the recent developments at Freddie Mac and Fannie Mae and we remain confident that the creditworthiness of these securities has not and will not be impacted in the future.

Conclusion

We remain committed to the Fund and its shareholders. As always, we will continue to actively seek out investment opportunities in the market and act on them in a timely fashion in an effort to achieve the Fund's objectives. We welcome your questions and comments, and encourage you to contact our Shareholder Services Representatives at 1-800-HYPERION.

We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ CLIFFORD E. LAI

CLIFFORD E. LAI
President,
The Hyperion Total Return Fund, Inc.
President and Chief Executive Officer,
Hyperion Capital Management, Inc.

/s/ JOHN H. DOLAN

JOHN H. DOLAN
Vice President,
The Hyperion Total Return Fund, Inc.
Chief Investment Officer,
Hyperion Capital Management, Inc.

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THE HYPERION TOTAL RETURN FUND, INC.
Portfolio of Investments -- (Unaudited)
May 31, 2003

                                                                                                      Principal
                                                                          Interest                     Amount            Value
                                                                            Rate          Maturity     (000s)          (Note 2)
-------------------------------------------------------------------------------------- ---------- -------------- -----------------
-------------------------------------------------------------------------------------- ---------- -------------- -----------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 56.5%
U.S. Government Agency Collateralized Mortgage Obligations -- 7.3%
  Federal Home Loan Mortgage Corporation
    Series 1675, Class KC....................................................6.50%      10/15/10  $      5,750   $      6,204,589
    Series 1659, Class SD...................................................8.50+.      01/15/09           797            828,898
    Series 1565, Class L....................................................9.00+.      08/15/08         607@             622,818
    Series 1604, Class MC...................................................9.00+.      11/15/08       3,736@           4,078,891
    Series 1604, Class SB...................................................9.00+.      11/15/08           719            785,493
    Series 1587, Class SK...................................................9.00+.      10/15/08         1,857          2,152,738
                                                                                                                       14,673,427
  Federal National Mortgage Corporation
    Series 1997-1, Class B...................................................6.50.      02/18/04         1,854          1,883,107
    Series 1998-W6, Class B3.................................................7.09.      10/25/28         2,151          1,988,401
    Series 1993-170, Class SC...............................................9.00+.      09/25/08         1,457          1,539,088
    Series 1993-48, Class C..................................................9.50.      04/25/08          864#            934,510
                                                                                                                        6,345,106

Total U.S. Government Agency Collateralized Mortgage Obligations
         (Cost-- $19,301,405).....................................................                                     21,018,533
U.S. Government Agency Pass-Through


  Certificates-- 30.3%                                                       7.50       06/01/31           977          1,038,766
  Federal Home Loan Mortgage Corporation
    C53494........................................................................
    C48073...................................................................8.00.      02/01/31           470            505,220
    C48075...................................................................8.00.      02/01/31           197            211,165
    C55470...................................................................8.00.      07/01/31           661            710,464
    C56878...................................................................8.00.      08/01/31       4,510@           4,845,945
    C56879...................................................................8.00.      08/01/31           517            555,029
    C58516...................................................................8.00.      09/01/31         1,431          1,537,696
    C59641...................................................................8.00.      10/01/31       3,354@           3,603,648
    C55166...................................................................8.50.      07/01/31           430            461,945
    C55167...................................................................8.50.      07/01/31         1,880          2,017,117
    C55168...................................................................8.50.      07/01/31         1,930          2,071,296
    C55169...................................................................8.50.      07/01/31       2,507@           2,690,572
    C57010...................................................................8.50.      08/01/31           960          1,030,270
    C58521...................................................................8.50.      09/01/31           525            563,484
    C60422...................................................................8.50.      10/01/31           459            492,574
    C60423...................................................................8.50.      10/01/31       2,033@           2,181,365
    C60424...................................................................8.50.      10/01/31           637            683,642
                                                                                                                       25,200,198
  Federal National Mortgage Corporation
    649881...................................................................6.00%      09/01/32  $    6,694@    $      6,956,484
    650162...................................................................6.50.      10/01/32       4,619@           4,813,504
    652870...................................................................6.50.      10/01/32       4,499@           4,689,066
    654917...................................................................6.50.      08/01/32      14,340@          14,944,565
    642102...................................................................7.00.      05/01/32       8,755@           9,223,261
    645406...................................................................7.00.      05/01/32       6,736@           7,096,062
    645912...................................................................7.00.      06/01/32       7,600@           8,006,314
    645913...................................................................7.00.      06/01/32       6,560@           6,910,240
                                                                                                                       62,639,496
Total U.S. Government Agency Pass-Through
         Certificates
         (Cost-- $86,909,197).....................................................                                     87,839,694
U.S. Treasury Obligation -- 18.9%
  U.S. Treasury Notes
..............................................................................3.63.      05/15/13       4,000@           4,091,248
..............................................................................3.88.      02/15/13      24,600@          25,691,625
..............................................................................4.38.      08/15/12      23,000@          25,005,324
Total U.S. Treasury Obligation
         (Cost-- $52,411,988).....................................................                                     54,788,197
Total U.S. Government & Agency Obligations
         (Cost-- $158,622,590)....................................................                                    163,646,424
ASSET-BACKED SECURITIES -- 22.2%
Housing Related Asset-Backed Securities -- 13.5%
  125 Home Loan Owner Trust
    Series 1998-1A, Class M2.................................................7.75.      02/15/29         2,339          2,436,217
  Access Financial Manufactured Housing Contract
    Trust
    Series 1995-1, Class B1.................................................7.65+.      05/15/21        10,060          8,098,300
  Chase Funding Mortgage Loan Asset-Backed
    Series 2000-1, Class IIM2...............................................2.12+.      02/15/30         2,438          2,418,385
  Ditech Home Loan Owner Trust
    Series 1998-1, Class M2..................................................7.64.      06/15/29         2,227          2,331,316
  First Franklin Mortgage Loan Trust
    Series 2001-FF2, Class M3...............................................3.10+.      11/25/31         5,000          4,824,860
  Green Tree Financial Corp.
    Series 1998-3, Class A6..................................................6.76.      03/01/30         5,936          5,586,385
    Series 1998-4, Class A7..................................................6.87.      02/01/30         2,672          2,441,466
    Series 1998-8, Class M1..................................................6.98.      09/01/30         5,000          2,650,000
    Series 1997-6, Class A9..................................................7.55.      01/15/29         3,500          3,311,817
                                                                                                                       13,989,668
  Saxon Asset Securities Trust
    Series 1998-1, Class MF1.................................................7.05.      12/25/27         1,823          1,891,152
  Vanderbilt Mortgage Finance, Inc.
    Series 2001-B, Class A5..................................................6.96.      09/07/31         2,000          1,960,478
  Westgate Resorts
    Series 1998-AA, Class A2*................................................8.26.      07/15/13         1,278          1,256,769
Total Housing Related Asset-Backed Securities
         (Cost-- $43,861,104).....................................................                                     39,207,145
Non-Housing Related Asset-Backed Securities -- 3.6%
  Aerco Ltd.
    Series 2A, Class B2.....................................................2.36+.      07/15/25         3,310          1,841,033
  Global Rated Eligible Assets Trust
    Series 1998-A, Class A1*(c)..............................................7.33.      03/15/06         1,594             15,936
  MBNA Credit Card Master Trust
    Series 2002-C7, Class C7.................................................6.70.      03/16/15         5,000          5,441,270
  Structured Mortgage Asset Residential Trust
    Series 1997-2, Class A(c)................................................8.24%      03/15/06  $      2,309   $         22,399
  Tobacco Settlement Financing Corp.
    Series 2001-A, Class A...................................................6.36.      05/15/25         3,047          2,939,387
Total Non-Housing Related Asset-Backed
         Securities
         (Cost-- $15,248,469).....................................................                                     10,260,025
Franchise Securities -- 1.9%
  FFCA Secured Lending Corp.
    Series 1998-1, Class A1B*(b).............................................6.73.      07/18/13         4,264          4,509,746
  Franchisee Loan Receivable Trust
    Series 1995-B, Class A*.................................................9.59+.      01/25/11         1,755            944,822
Total Franchise Securities
         (Cost-- $6,140,167)......................................................                                      5,454,568
Collateralized Debt Obligations -- 3.2%
  Anthracite CDO I Ltd.
    Series 2002-CIBA, Class CFL*............................................2.57+.      05/24/37         5,000          4,769,500
  Seneca Funding I Ltd.*....................................................4.03+.      05/31/29         5,000          4,600,000
Total Collateralized Debt Obligations
         (Cost-- $8,890,099)......................................................                                      9,369,500
Total Asset-Backed Securities
         (Cost-- $74,139,839).....................................................                                     64,291,238
COMMERCIAL MORTGAGE BACKED SECURITIES -- 17.4%
  Banc of America Commercial Mortgage Inc.
    Series 2003-1, Class XP2*...............................................1.67+.      09/11/36        19,165          3,040,362
  Bear Stearns Commercial Mortgage Securities
    Series 1999-C1, Class F..................................................5.64.      02/14/31         1,394          1,248,554
    Series 1999-C1, Class D..................................................6.53.      10/14/13         5,000          5,733,910
    Series 2001-EPR, Class B*................................................6.92.      02/12/11       5,000@           5,508,250
                                                                                                                       12,490,714
  Columbia Center Trust
    Series 2000-CCT, Class D*...............................................2.07+.      12/15/09         2,720          2,618,000
  Commercial Mortgage Asset Trust
    Series 1999-C1, Class C..................................................7.35.      01/17/32         2,000          2,468,232
  Commercial Mortgage Lease-Backed Certificate
    Series 2001-CMLB, Class A1*..............................................6.75.      06/20/31         2,807          3,191,227
  First Chicago/Lennar Trust
    Series 1997-CHL1, Class D*...............................................8.00.      05/25/08         3,000          3,049,230
  JP Morgan Commercial Mortgage Finance Corp.
    Series 1999-C8, Class C.................................................7.68+.      07/15/31         5,000          6,002,165
  LB-UBS Commercial Mortgage Trust
    Series 2002-C2, Class L*.................................................5.68.      07/15/35         5,300          4,751,037
  Mortgage Capital Funding, Inc.
    Series 1996-MC1, Class G*(b).............................................7.15.      06/15/06         4,409          4,605,200
  Nationslink Funding Corp.
    Series 1998-2, Class F*..................................................7.11.      01/20/13         4,840          4,738,762
  UBS 400 Atlantic Street Mortgage Trust
    Series 2002-C1A, Class B3................................................7.19.      01/11/22         3,000          3,488,910
Total Commercial Mortgage Backed Securities
         (Cost-- $45,074,684).....................................................                                     50,443,839
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES -- 29.9%
Subordinated Collateralized Mortgage Obligations -- 29.9%
  ABN AMRO Mortgage Corp.
    Series 2002-1A, Class B3*...............................................5.64+.      06/25/32         1,088          1,050,817
    Series 2002-1A, Class B4*...............................................5.64+.      06/25/32           653            541,137
    Series 2002-1A, Class B5*................................................5.64%+     06/25/32  $      1,093   $        282,504
    Series 2001-2, Class B2..................................................6.75.      06/25/31           986          1,001,701
                                                                                                                        2,876,159
  Bank of America Mortgage Securities, Inc.
    Series 2001-F, Class B6.................................................5.50+.      11/25/31         1,511            539,246
    Series 2001-4, Class 1B3.................................................6.75.      04/25/31         2,077          2,196,504
    Series 2001-3, Class B3..................................................7.00.      04/25/31         1,986          1,983,191
                                                                                                                        4,718,941
  Cendant Mortgage Corp.
    Series 2001-1, Class B4..................................................7.25.      01/18/30           421            420,698
    Series 2000-1, Class B7..................................................7.25.      01/18/30           114             34,153
                                                                                                                          454,851
  Chase Mortgage Finance Corp.
    Series 2002-A1, Class B3.................................................6.19.      12/25/29           410            398,936
    Series 1998-S4, Class B3.................................................6.75.      08/25/28         1,815          1,824,952
    Series 1994-D, Class B3..................................................6.75.      02/25/25           250            251,285
                                                                                                                        2,475,173
  Citicorp Mortgage Securities, Inc.
    Series 2001-16, Class M.................................................5.94+.      11/25/31         3,780          3,863,134
    Series 2001-16, Class B1................................................5.94+.      11/25/31         1,454          1,483,398
    Series 2001-16, Class B2................................................5.94+.      11/25/31           872            885,723
    Series 2001-16, Class B3................................................6.01+.      11/25/31           436            439,311
    Series 2001-16, Class B4................................................6.01+.      11/25/31           436            403,089
    Series 2001-16, Class B5................................................6.01+.      11/25/31           437            196,838
    Series 2002-6, Class B4.................................................6.07+.      05/25/32           616            558,770
    Series 2002-6, Class B5.................................................6.07+.      05/25/32           616            415,155
    Series 2002-6, Class B6.................................................6.07+.      05/25/32           616            153,998
    Series 2002-7, Class B5.................................................6.37+.      06/25/32           432            423,083
    Series 2002-7, Class B6.................................................6.37+.      06/25/32           433            123,341
    Series 1997-2, Class B2..................................................7.25.      05/25/27         1,403          1,423,235
    Series 1997-5, Class B2..................................................7.25.      11/25/27         1,568          1,595,631
                                                                                                                       11,964,706
  Countrywide Alternative Loan Trust
    Series 1998-2, Class B3..................................................7.00.      05/25/28           987            985,719
  DLJ Mortgage Acceptance Corp.
    Series 1995-T10, Class C*..............................................16.80+.      09/02/23           593            489,042
  First Republic Mortgage Loan Trust
    Series 2000-FRB1, Class B3..............................................1.82+.      06/25/30         1,315          1,227,463
  G3 Mortgage Reinsurance Ltd.
    Series 1, Class E*(b)..................................................21.30+.      05/25/08         6,161          6,777,576
  GE Capital Mortgage Services, Inc.
    Series 1994-2, Class B5.................................................6.00+.      01/25/09           212            171,890
    Series 1994-10, Class M..................................................6.50.      03/25/24         1,582          1,591,465
    Series 1998-17, Class B3*................................................6.75.      10/25/28         3,205          3,235,291
                                                                                                                        4,998,646
  GMAC Mortgage Corp. Loan Trust
    Series 2002-J6, Class B2.................................................6.25.      10/25/32           968            678,965
    Series 2002-J6, Class B3.................................................6.25.      10/25/32         1,291            412,919
                                                                                                                        1,091,884
  Granite Mortgages PLC
    Series 2002-1, Class 1C.................................................2.63+.      04/20/42         5,000          4,951,565
  Norwest Asset Securities Corp.
    Series 1998-2, Class B4..................................................6.50.      02/25/28           291            290,745
    Series 1999-26, Class B6.................................................7.25.      12/25/29           518            217,316
                                                                                                                          508,061
  Paine Webber Mortgage Acceptance Corp.
    Series 1993-9, Class B1..................................................7.00%      10/25/23  $      2,797   $      2,796,736
  PHH Mortgage Services Corp.
    Series 1997-6, Class B3*................................................7.30+.      11/18/27           754            753,868
  Residential Accredit Loans, Inc.
    Series 1998-QS5, Class B1*...............................................6.75.      04/25/28         1,608          1,727,795
    Series 1998-QS11, Class B1*..............................................6.75.      08/25/28         2,490          2,588,694
                                                                                                                        4,316,489
  Residential Finance Limited Partnership
    Series 2002-A, Class B7.................................................6.81+.      10/10/34         2,986          3,012,896
  Residential Funding Mortgage Securities I, Inc.
    Series 2003-S7, Class B2.................................................5.50.      05/25/33           700            433,783
    Series 2003-S7, Class B3.................................................5.50.      05/25/33         1,000            268,130
    Series 1993-S49, Class B2................................................6.00.      12/25/08            91             91,858
    Series 1999-S12, Class M3................................................6.50.      05/25/29         3,357          3,400,082
    Series 1999-S13, Class M3................................................6.50.      05/25/29         1,392          1,409,797
    Series 2002-S7, Class B1.................................................6.50.      05/25/32           817            810,594
    Series 2002-S7, Class B2.................................................6.50.      05/25/32           613            451,732
    Series 2002-S7, Class B3.................................................6.50.      05/25/32           613            183,631
    Series 1996-S8, Class B1.................................................6.75.      03/25/11           329            336,284
    Series 1996-S5, Class B1.................................................6.75.      02/25/11           327            330,876
    Series 2001-S24, Class M3................................................6.75.      10/25/31         1,428          1,450,871
    Series 2001-S24, Class B1................................................6.75.      10/25/31           816            829,285
    Series 1997-S17, Class B3................................................7.00.      11/25/27         2,341          1,647,942
    Series 1996-S13, Class B3(a).............................................7.00.      05/25/11           151            127,446
    Series 1996-S13, Class B2................................................7.00.      05/25/11           173            177,795
    Series 2001-S5, Class M3.................................................7.00.      03/25/31         1,375          1,373,191
    Series 2000-S3, Class B2.................................................7.00.      03/25/15           177            179,481
    Series 1996-S17, Class B2................................................7.25.      07/25/11           139            141,389
    Series 1996-S17, Class B3(a).............................................7.25.      07/25/11           139            114,631
    Series 1995-S12, Class B2................................................7.25.      08/25/10           161            162,361
    Series 1997-S2, Class M2.................................................7.50.      01/25/27         1,528          1,526,493
    Series 1997-S3, Class B2.................................................7.50.      02/25/27           364            352,712
    Series 1997-S2, Class B2.................................................7.50.      01/25/27           720            720,870
    Series 1995-S17, Class B3................................................7.50.      12/26/25           609            507,264
    Series 1996-S23, Class B2................................................7.75.      11/25/26           326            326,195
    Series 1996-S23, Class B1................................................7.75.      11/25/26           438            438,030
                                                                                                                       17,792,723
  Washington Mutual
    Series 2002-AR7, Class B4...............................................5.56+.      07/25/32         2,682          2,592,742
    Series 2002-AR7, Class B5...............................................5.56+.      07/25/32         2,012          1,662,106
    Series 2002-AR7, Class B6...............................................5.56+.      07/25/32         3,355            905,963
                                                                                                                        5,160,811
  Wells Fargo Mortgage Backed Securities Trust
    Series 2002-10, Class B6.................................................6.00.      06/25/32           496            198,282
    Series 2001-11, Class B5.................................................6.25.      05/25/31           280            281,068
    Series 2001-26, Class B3.................................................6.50.      10/25/31         1,972          2,002,179
    Series 2001-26, Class B4.................................................6.50.      11/25/31         1,233          1,268,980
    Series 2001-26, Class B5.................................................6.50.      11/25/31           740            670,524
    Series 2001-26, Class B6.................................................6.50.      11/25/31           986            308,509
    Series 2001-24, Class B3.................................................6.75.      11/30/31         2,045          2,072,974
    Series 2001-24, Class B4.................................................6.75.      11/25/31         1,278          1,303,668
    Series 2001-24, Class B5.................................................6.75.      11/25/31           766            702,223
    Series 2001-24, Class B6.................................................6.75.      11/25/31           908            332,736
                                                                                                                        9,141,143
Total Subordinated Collateralized Mortgage
         Obligations
         (Cost-- $79,448,421).....................................................                                     86,494,452
Senior Collateralized Mortgage Backed
  Securities -- 0.0%
  Countrywide Funding Corp.
    Series 1994-2, Class B2
         (Cost-- $97,145)....................................................6.50%      02/25/09  $        181   $        153,440
Total Non-Agency Residential Mortgage Backed
         Securities
         (Cost-- $79,545,566).....................................................                                     86,647,892
CORPORATE OBLIGATIONS -- 8.9%
Aerospace -- 0.0%
  Titan Corp.*...............................................................8.00.      05/15/11            25             25,813
Airlines -- 0.8%
  American Airline...........................................................8.61.      04/01/11         2,500          1,540,843
  United Airlines............................................................7.19.      04/01/11           982            794,488
                                                                                                                        2,335,331
Apparel & Textiles -- 0.0%
  William Carter............................................................10.88.      08/15/11            50             56,750
Automotive -- 0.2%
  Autonation, Inc............................................................9.00.      08/01/08           110            120,450
  Rexnord Corp.*............................................................10.13.      12/15/12            10             10,950
  Sonic Automotive Inc......................................................11.00.      08/01/08           125            132,500
  United Auto Group, Inc.....................................................9.63.      03/15/12            55             56,925
  United Rentals NA, Inc.*..................................................10.75.      04/15/08            90             96,300
  Universal Compression, Inc.*...............................................7.25.      05/15/10            10             10,250
                                                                                                                          427,375
Building Construction -- 0.2%
  Beazer Homes USA, Inc......................................................8.88.      04/01/08           115            120,750
  D.R. Horton, Inc...........................................................6.88.      05/01/13            25             25,812
  K. Hovnanian Enterprises, Inc.*............................................7.75.      05/15/13            20             20,450
  K. Hovnanian Enterprises, Inc..............................................8.00.      04/01/12           170            181,050
  KB Home....................................................................8.63.      12/15/08            35             38,500
  Ryland Group, Inc..........................................................5.38.      06/01/08            40             40,000
  Schuler Homes*.............................................................9.38.      07/15/09            75             82,500
  Standard Pacific Corp.*....................................................6.88.      05/15/11            40             39,400
  Standard Pacific Corp......................................................7.75.      03/15/13            70             71,400
  Technical Olympic USA, Inc.*...............................................9.00.      07/01/10            55             57,475
                                                                                                                          677,337
Beverages, Food & Tobacco -- 0.1%
  Constellation Brands, Inc..................................................8.13.      01/15/12           135            142,088
Chemicals -- 0.3%
  Equistar Chemicals LP.....................................................10.13.      09/01/08            45             45,900
  Equistar Chemicals LP*....................................................10.63.      05/01/11            55             56,100
  FMC Corp..................................................................10.25.      11/01/09           200            225,500
  IMC Global, Inc...........................................................10.88.      06/01/08            10             11,150
  IMC Global, Inc.*.........................................................11.25.      06/01/11           145            161,675
  Lyondell Chemical Co.......................................................9.50.      12/15/08            80             77,000
  Lyondell Chemical Co.*.....................................................9.50.      12/15/08            30             28,875
  Macdermid, Inc.............................................................9.13.      07/15/11           115            128,225
  Rhodia SA*.................................................................8.88.      06/01/11            40             40,400
                                                                                                                          774,825
Coal -- 0.1%
  Luscar Coal Ltd............................................................9.75.      10/15/11           150            168,750
  Peabody Energy Corp.*......................................................6.88.      03/15/13            50             52,500
                                                                                                                          221,250
Commercial Services -- 0.1%
  Iron Mountain, Inc.........................................................7.75%      01/15/15  $         75   $         80,250
  RH Donnelley Finance Corp. I*..............................................8.88.      12/15/10            95            104,025
  RH Donnelley Finance Corp. I*.............................................10.88.      12/15/12            90            102,375
                                                                                                                          286,650
Computers & Business Equipment -- 0.0%
  Unisys Corp................................................................6.88.      03/15/10           100            103,500
Containers & Packaging -- 0.3%
  Berry Plastics Corp.......................................................10.75.      07/15/12            70             76,650
  Graphic Packaging Corp.....................................................8.63.      02/15/12           125            130,938
  Jefferson Smurfit Corp.....................................................8.25.      10/01/12            50             52,500
  Norampac, Inc.*............................................................6.75.      06/01/13            30             30,825
  Owens Brockway Glass Container*............................................7.75.      05/15/11            40             41,100
  Owens Brockway Glass Container*............................................8.25.      05/15/13            40             40,600
  Owens Brockway Glass Container.............................................8.88.      02/15/09           120            127,800
  Packaging Corp. of America.................................................9.63.      04/01/09           120            129,900
  Silgan Holdings, Inc.......................................................9.00.      06/01/09           135            140,062
                                                                                                                          770,375
Drugs & Health Care -- 0.4%
  Advancepcs.................................................................8.50.      04/01/08            20             21,550
  Alpharma Inc.*.............................................................8.63.      05/01/11            45             46,575
  Amerisourcebergen Corp.....................................................8.13.      09/01/08            60             65,100
  Apogent Technologies, Inc.*................................................6.50.      05/15/13            20             20,500
  Biovail Corp...............................................................7.88.      04/01/10           100            107,000
  Coventry Health Care, Inc..................................................8.13.      02/15/12           130            140,400
  Pacificare Health Systems, Inc............................................10.75.      06/01/09           170            187,000
  Province Healthcare Co.....................................................7.50.      06/01/13            35             35,175
  Sybron Dental Specialties, Inc.............................................8.13.      06/15/12            75             78,375
  Tenet Healthcare Corp......................................................7.38.      02/01/13           230            236,325
  Triad Hospitals, Inc.......................................................8.75.      05/01/09           125            136,250
                                                                                                                        1,074,250
Electrical Equipment -- 0.1%
  BRL Universal Equipment....................................................8.88.      02/15/08           170            184,025
  FIMEP SA*.................................................................10.50.      02/15/13            95            104,500
  Sierra Pacific Power Co....................................................8.61.      06/01/22            30             30,113
                                                                                                                          318,638
Electric Utilities -- 0.8%
  AES Corp.*.................................................................8.75.      05/15/13           285            290,700
  AES Corp...................................................................9.38.      09/15/10            20             19,000
  Centerpoint Energy Resource Corp.*.........................................7.88.      04/01/13           240            281,293
  Centerpoint Energy, Inc.*..................................................6.85.      06/01/15            15             15,719
  Edison Mission Energy......................................................7.73.      06/15/09           100             82,500
  El Paso Corp. *............................................................7.88.      06/15/12         1,000            875,000
  Midwest Generation LLC.....................................................8.56.      01/02/16            25             25,112
  PSE&G Energy Holdings*.....................................................7.75.      04/16/07            95            101,039
  PSE&G Energy Holdings......................................................8.50.      06/15/11            20             21,838
  Sithe/Independence Funding.................................................9.00.      12/30/13            55             55,275
  Southern California Edison Co.*............................................8.00.      02/15/07           185            201,650
  TXU Energy Co., LLC*.......................................................7.00.      03/15/13            55             61,515
  Westar Energy, Inc.........................................................8.50.      07/01/22           190            199,975
                                                                                                                        2,230,616
Electronics -- 0.2%
  Amkor Technologies, Inc.*..................................................7.75.      05/15/13            50             47,688
  Amkor Technologies, Inc....................................................9.25.      05/01/06            10             10,520
  Fairchild Semiconductor Corp..............................................10.38.      10/01/07           175            185,281
  L-3 Communications Corp.*..................................................6.13.      07/15/13            65             65,000
  L-3 Communications Corp....................................................7.63%      06/15/12  $        185   $        202,575
  Thomas & Betts Corp........................................................7.25.      06/01/13            20             20,200
                                                                                                                          531,264
Financial Services -- 0.7%
  CIT Group, Inc.............................................................7.75.      04/02/12         1,000          1,185,502
  Fairfax Financial Holdings.................................................7.38.      04/15/18            30             25,200
  Labranche & Co., Inc.......................................................9.50.      08/15/04            75             79,125
  Labranche & Co., Inc......................................................12.00.      03/02/07            40             45,800
  Liberty Mutual Insurance*..................................................7.88.      10/15/26           100             85,722
  Midland Funding Corp. II..................................................11.75.      07/23/05           200            216,500
  Midland Funding Corp. II..................................................13.25.      07/23/06            80             91,000
  Sovereign Bancorp, Inc....................................................10.50.      11/15/06           125            151,250
                                                                                                                        1,880,099
Food & Beverages -- 0.1%
  Dole Foods Co.............................................................8.63+.      05/01/09            80             84,800
  Dole Foods Co.*............................................................8.88.      03/15/11            20             21,200
  Dominos, Inc..............................................................10.38.      01/15/09           105            115,631
  Smithfield Foods, Inc.*....................................................7.75.      05/15/13            65             66,950
                                                                                                                          288,581
Forest Products & Paper -- 0.2%
  Abitibi Consolidated, Inc..................................................8.85.      08/01/30            50             54,779
  Appleton Papers, Inc......................................................12.50.      12/15/08            90            101,475
  Cascades, Inc.*............................................................7.25.      02/15/13            95             98,562
  Georgia Pacific Corp.*.....................................................7.38.      07/15/08            75             74,625
  Georgia Pacific Corp.*.....................................................8.88.      02/01/10           155            161,975
  Georgia Pacific Corp.*.....................................................9.38.      02/01/13           140            149,100
                                                                                                                          640,516
Gambling -- 0.2%
  Argosy Gaming Co...........................................................9.00.      09/01/11           160            172,800
  Argosy Gaming Co..........................................................10.75.      06/01/09            10             10,975
  Horseshoe Gaming LLC.......................................................8.63.      05/15/09           100            106,500
  Isle Capri Casinos, Inc....................................................8.75.      04/15/09           115            120,750
  Mohegan Tribal Gaming......................................................8.13.      01/01/06           145            155,513
  Penn National Gaming, Inc.................................................11.13.      03/01/08            50             55,000
                                                                                                                          621,538
Hotels & Casinos -- 0.2%
  Ameristar Casinos Inc.....................................................10.75.      02/15/09            25             27,875
  Mandalay Resort Group......................................................9.50.      08/01/08            20             22,500
  Mandalay Resort Group.....................................................10.25.      08/01/07           180            198,900
  MGM Mirage, Inc............................................................8.50.      09/15/10           160            184,400
  Sun International Hotels Ltd...............................................8.88.      08/15/11           135            144,788
  Venetian Casino Resort LLC................................................11.00.      06/15/10            15             16,481
                                                                                                                          594,944
Industrial -- Diversified -- 0.1%
  Tyco International Group SA................................................6.38.      10/15/11           330            332,475
Industrial Machinery -- 0.1%
  Dresser Industries, Inc....................................................7.60.      08/15/96           125            117,500
  NMHG Holding Co...........................................................10.00.      05/15/09           105            113,400
  Petroleum Helicopters, Inc.................................................9.38.      05/01/09           105            116,025
                                                                                                                          346,925
Insurance -- 0.1%
  Allmerica Financial Corp...................................................7.63.      10/15/25            25             22,000
  Crum & Forster Holdings Corp.*............................................10.38.      06/15/13            25             24,246
  Fairfax Financial Holdings Ltd.............................................7.38.      03/15/06            40             37,600
  Fairfax Financial Holdings Ltd.............................................8.30.      04/15/26            20             16,800
  Markel Capital Trust I.....................................................8.71.      01/01/46            55             59,121
                                                                                                                          159,767
Media-Broadcasting & Publishing -- 0.9%
  Alliance Atlantis Communications, Inc.....................................13.00%      12/15/09  $        160   $        183,200
  Canwest Media, Inc.*.......................................................7.63.      04/15/13            25             26,375
  Canwest Media, Inc........................................................10.63.      05/15/11            70             79,450
  Cinemark USA, Inc.*........................................................9.00.      02/01/13            20             21,600
  CSC Holdings, Inc..........................................................7.25.      07/15/08           115            116,437
  CSC Holdings, Inc..........................................................7.88.      02/15/18           105            107,625
  Dex Media East LLC*.......................................................12.13.      11/15/12           190            223,250
  DirecTV Holdings LLC*......................................................8.38.      03/15/13            95            105,687
  Echostar DBS Corp..........................................................9.13.      01/15/09           300            334,500
  Hollinger Participation*..................................................12.13.      11/15/10            55             58,988
  Hollinger, Inc.*..........................................................11.88.      03/01/11           130            137,150
  Houghton Mifflin Co.*......................................................8.25.      02/01/11            40             41,850
  Houghton Mifflin Co.*......................................................9.88.      02/01/13            55             59,331
  Interpublic Group Cos, Inc.................................................7.25.      08/15/11            60             63,000
  Radio One, Inc.............................................................8.88.      07/01/11            70             76,825
  Regal Cinemas, Inc.........................................................9.38.      02/01/12           120            131,100
  Rogers Cable, Inc..........................................................8.75.      05/01/32           200            219,000
  Rogers Communications, Inc.................................................8.88.      07/15/07            80             83,200
  Shaw Communications, Inc...................................................7.20.      12/15/11            65             67,925
  Shaw Communications, Inc...................................................8.25.      04/11/10            20             21,800
  Sinclair Broadcast Group, Inc..............................................8.75.      12/15/11           200            218,750
  Susquehanna Media Co.*.....................................................7.38.      04/15/13            30             30,975
  Vertis, Inc...............................................................10.88.      06/15/09            70             67,900
  Vivendi Universal*.........................................................9.25.      04/15/10           195            222,544
  Yell Finance BV(d).........................................................0.00.      08/01/11            18             14,625
                                                                                                                        2,713,087
Metal Fabrication/Hardware -- 0.0%
  Shaw Group, Inc...........................................................10.75.      03/15/10           100             99,500
Miscellaneous -- 0.4%
  Ameripath, Inc.*..........................................................10.50.      04/01/13            60             62,700
  Dade Behring, Inc.........................................................11.91.      10/03/10           130            146,250
  Perkinelmer, Inc.*.........................................................8.88.      01/15/13            85             92,225
  Salton Sea Funding.........................................................7.48.      11/30/18            98             92,413
  Service Corp. International................................................6.88.      10/01/07            40             40,000
  Service Corp. International................................................7.20.      06/01/06            55             55,825
  Service Corp. International................................................7.70.      04/15/09           200            203,000
  Speedway Motorsports, Inc.*................................................6.75.      06/01/13            25             25,750
  SPX Corp...................................................................7.50.      01/01/13           105            111,037
  Stewart Enterprises, Inc..................................................10.75.      07/01/08           220            244,750
                                                                                                                        1,073,950
Office Furnishings & Supplies -- 0.1%
  Moore North America Finance, Inc.*.........................................7.88.      01/15/11           105            110,775
  Office Depot, Inc.........................................................10.00.      07/15/08            20             23,400
  Xerox Capital Europe PLC...................................................5.88.      05/15/04           185            185,231
  Xerox Corp.*...............................................................9.75.      01/15/09            20             21,950
                                                                                                                          341,356
Oil & Gas -- 0.9%
  Amerigas Partners..........................................................8.88.      05/20/11            95            102,600
  ANR Pipeline Co.*..........................................................8.88.      03/15/10            35             38,150
  ANR Pipeline Co............................................................9.63.      11/01/21            10             11,575
  Chesapeake Energy Corp.....................................................7.50.      09/15/13            20             20,900
  Chesapeake Energy Corp.....................................................9.00.      08/15/12           350            385,000
  Citgo Peteroleum Corp.*...................................................11.38.      02/01/11           150            168,000
  El Paso Energy Partners LP.................................................8.50.      06/01/11           150            160,500
  El Paso Energy Partners LP*................................................8.50.      06/01/10            40             42,800
  El Paso Energy Partners LP*...............................................10.63.      12/01/12            70             80,850
  El Paso Natural Gas........................................................7.50.      11/15/26            20             18,800
  El Paso Natural Gas........................................................8.63%      01/15/22  $         20   $         20,350
  El Paso Production Holding Co.*............................................7.75.      06/01/13           170            169,575
  Ferrellgas Partners LP.....................................................8.75.      06/15/12           170            184,450
  Forest Oil Corp............................................................8.00.      06/15/08            55             58,575
  Frontier Escrow Corp.*.....................................................8.00.      04/15/13            65             67,113
  Plains All American Pipeline...............................................7.75.      10/15/12           295            323,025
  Premcor Refining Group, Inc.*..............................................9.25.      02/01/10           170            187,850
  Premcor Refining Group, Inc.*..............................................9.50.      02/01/13           145            162,400
  Southern Natural Gas Co....................................................7.35.      02/15/31            25             24,656
  Southern Natural Gas Co....................................................8.00.      03/01/32            35             36,050
  Tennessee Gas Pipeline Co..................................................7.50.      04/01/17            40             39,800
  Tennessee Gas Pipeline Co..................................................8.38.      06/15/32            20             20,500
  Tesoro Peteroleum Corp*....................................................8.00.      04/15/08            25             25,125
  Tesoro Peteroleum Corp.....................................................9.00.      07/01/08            35             31,325
  Tesoro Peteroleum Corp.....................................................9.63.      11/01/08           105             96,600
  Transmontaigne, Inc.*......................................................9.13.      06/01/10            40             41,200
  Western Oil Sands, Inc.....................................................8.38.      05/01/12           185            200,725
                                                                                                                        2,718,494
Pollution Control -- 0.1%
  Allied Waste North America, Inc.*..........................................9.25.      09/01/12           300            323,250
  Allied Waste North America, Inc...........................................10.00.      08/01/09            45             47,531
  Casella Waste Systems, Inc.*...............................................9.75.      02/01/13            45             47,475
                                                                                                                          418,256
Real Estate -- 0.1%
  CBRE Escrow, Inc.*.........................................................9.75.      05/15/10            30             31,350
  Choctaw Resort Developement Enterprise.....................................9.25.      04/01/09            80             86,200
  Corrections Corp. of America...............................................7.50.      05/01/11            15             15,412
  Corrections Corp. of America...............................................9.88.      05/01/09            90            100,125
  Health Care REIT, Inc. (REIT)..............................................8.00.      09/12/12            80             84,817
  Istar Financial, Inc. (REIT)...............................................7.00.      03/15/08            35             36,922
  Istar Financial, Inc. (REIT)...............................................8.75.      08/15/08            15             16,312
                                                                                                                          371,138
Retail Trade -- 0.2%
  Penney J.C. Co., Inc.......................................................7.40.      04/01/37           110            113,850
  Penney J.C. Co., Inc.......................................................8.00.      03/01/10            85             87,337
  Rent-A-Center, Inc.*.......................................................7.50.      05/01/10            35             35,963
  Rite Aid Corp.*............................................................8.13.      05/01/10            60             61,500
  Rite Aid Corp.*............................................................9.50.      02/15/11            65             69,225
  Saks, Inc..................................................................7.50.      12/01/10            15             15,375
  Saks, Inc..................................................................8.25.      11/15/08             5              5,350
  Tricon Global Restaurants, Inc.............................................8.88.      04/15/11           100            115,000
                                                                                                                          503,600
Telecommunications -- 0.9%
  Avaya, Inc................................................................11.13.      04/01/09            70             76,650
  Motorola, Inc..............................................................8.00.      11/01/11         1,000          1,180,000
  Nextel Communications, Inc.................................................9.38.      11/15/09           195            210,113
  Nextel Communications, Inc.................................................9.50.      02/01/11            85             93,075
  Nextel Communications, Inc................................................12.00.      11/01/08            80             86,600
  Nortel Networks Ltd........................................................6.13.      02/15/06            80             78,000
  Qwest Corp.*...............................................................8.88.      03/15/12             5              5,625
  Sprint Capital Corp........................................................8.38.      03/15/12           120            140,361
  Sprint Capital Corp........................................................8.75.      03/15/32            65             76,865
  TCI Communications Financing III...........................................9.65.      03/31/27           125            146,875
  Tritel PCS, Inc...........................................................10.38%      01/15/11  $         50   $         60,500
  US West Communication......................................................8.88.      06/01/31           390            407,550
                                                                                                                        2,562,214
Total Corporate Obligations
         (Cost-- $25,680,795).....................................................                                     25,642,502
INTEREST ONLY SECURITIES -- 8.2%
  Bear Stearns Commercial Mortgage Securities
    Series 2001-TOP2, Class X2*.............................................1.36+.      04/15/11        74,184          4,004,451
  COMM
    Class 2001-J2A, Class EIO*..............................................3.87+.      07/16/34        10,000          2,996,830
  Commercial Capital Access One, Inc.
    Series 2001-A, Class T1..................................................4.50.      02/15/09        18,000          4,680,000
  GMAC Commercial Mortgage Securities, Inc.
    Series 2003-C1, Class X1.................................................0.07.      05/10/36        88,600          3,031,790
  GS Mortgage Securities Corp. II
    Series 2001-ROCK, Class X1*.............................................0.41+.      06/01/11       260,465          4,305,745
  Residential Funding Mortgage Securities I
    Series 2002-HS1, Class A.................................................7.00.      07/25/04        23,980          1,184,376
  Vendee Mortgage Trust
    Series 1997-2, Class IO.................................................0.06+.      06/15/27       123,006            172,946
  Wachovia Bank Commercial Mortgage Trust
    Series 2002-C2, Class IO1*...............................................0.13.      11/15/34        86,907          3,272,675
Total Interest Only Securities
         (Cost-- $22,334,199).....................................................                                     23,648,813

                                                                                                 Shares
------------------------------------------------------------ -- ------------------------------- ------------- --------------------
PREFERRED STOCKS -- 1.4%
  CSC Holdings Inc. Series M, 11.13%.................                                             1,250           130,625
  Duke Realty Investments, Inc. Series D, 7.38%
    (REIT)...........................................                                            12,365           337,564
  Equity Office Properties Trust Series B, 5.25%
    (REIT)...........................................                                            46,012         2,259,649
  Equity Residential Properties Trust Series G,
    7.25% (REIT).....................................                                            49,358         1,268,501
  Hercules Trust II 6.50%............................                                               115            67,965
  Shaw Communications, Inc. 8.50%....................                                               590            14,243
Total Preferred Stocks
         (Cost-- $3,617,660).........................                                                           4,078,547

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Principal
                                                                     Interest                      Amount              Value
                                                                       Rate          Maturity      (000s)            (Note 2)
-------------------------------------------------------------------- -------------- ------------ -------------- ------------------
-------------------------------------------------------------------- -------------- ------------ -------------- ------------------
REPURCHASE AGREEMENTS -- 0.5%
  Dated 5/30/03, with State Street Corp.; proceeds:
    $1,562,065; collateralized by $1,425,000 USTB,
    5.25%, due 11/15/28, value: $1,597,781
          (Cost-- $1,562,000)..........................                 0.50%          06/02/03  $   1,562      $       1,562,000
Total Investments -- 145.0%
         (Cost-- $410,577,333).........................                                                               419,961,255
Liabilities in Excess of Other
  Assets-- (45.0)%.....................................                                                              (130,177,287)
NET ASSETS-- 100.0%....................................                                                         $     289,783,968

@ Portion or entire principal amount delivered as collateral for reverse repurchase agreements or swap agreements. (Note 5)

+      Variable Rate Security: Interest rate is the rate in effect May 31, 2003.

* Security  exempt from  registration  under Rule 144A of the  Securities Act of
1933.  These  securities  may  only  be  resold  in  transactions   exempt  from
registration, normally to qualified institutional buyers.

(a) Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

(b) Private placement

(c) These issuers are currently making only partial interest payments.

(d) Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

# Portion or entire principal amount is held as collateral for open futures contracts. (Note 7)

IO Interest Only Security -- Interest rate is based on the notional amount of the underlying mortgage pools.

REIT  Real Estate Investment Trust

USTB United States Treasury Bonds

-------------------------------------------------------------------------------

THE HYPERION TOTAL RETURN FUND, INC.
Statement of Assets and Liabilities -- (Unaudited)
May 31, 2003

-------------------------------------------------------------------------------

                       Assets:
                         Investments in securities, at market (cost
                           $410,577,333)(Note 2)......................................    $    419,961,255
                         Cash.........................................................           1,076,425
                         Receivable for investments sold..............................           3,627,936
                         Interest receivable..........................................           3,375,558
                         Principal paydowns receivable................................             829,373
                         Receivable due from transfer agent...........................              84,013
                         Prepaid expenses and other assets............................             153,601
                             Total assets.............................................         429,108,161
                       Liabilities:
                         Reverse repurchase agreements (Note 5).......................         137,085,300
                         Interest payable for reverse repurchase agreements (Note
                           5).........................................................              63,945
                         Unrealized depreciation on swap contracts (Note 7)...........           1,122,435
                         Payable on open swap contracts...............................             478,307
                         Payable for investments purchased............................             282,748
                         Investment advisory fee payable (Note 3).....................             159,325
                         Administration fee payable (Note 3)..........................              49,023
                         Payable for variation margin.................................               8,875
                         Accrued expenses and other liabilities.......................              74,235
                             Total liabilities........................................         139,324,193
                       Net Assets (equivalent to $9.46 per share based on
                         30,639,747 shares issued and outstanding)....................    $    289,783,968
                       Composition of Net Assets:
                         Capital stock, at par value ($.01) (Note 6)..................    $        306,397
                         Additional paid-in capital (Note 6)..........................         299,226,958
                         Accumulated undistributed net investment income..............           3,816,705
                         Accumulated net realized loss................................         (21,892,108)
                         Net unrealized appreciation..................................           8,326,016
                         Net assets applicable to capital stock outstanding...........    $    289,783,968
-------------------------------------------------------------------------------------------------------------------

THE HYPERION TOTAL RETURN FUND, INC.
Statement of Operations -- (Unaudited)
For the Six Months Ended May 31, 2003

-------------------------------------------------------------------------------------------------------------------

                       Investment Income (Note 2):
                         Interest......................................................    $   18,859,539
                         Dividends.....................................................           131,825
                                                                                               18,991,364
                       Expenses:
                         Investment advisory fee (Note 3)..............................           925,380
                         Administration fee (Note 3)...................................           284,732
                         Legal.........................................................            97,461
                         Insurance.....................................................            71,914
                         Reports to shareholders.......................................            70,012
                         Custodian.....................................................            50,954
                         Accounting and tax services...................................            45,866
                         Directors' fees...............................................            30,433
                         Transfer agency...............................................            19,229
                         Registration fees.............................................             9,656
                         Miscellaneous.................................................            10,317
                           Total operating expenses....................................         1,615,954
                           Interest expense on reverse repurchase agreements (Note
                            5).........................................................           897,401
                           Net interest expense on swaps (Note 2)......................           319,254
                           Total expenses..............................................         2,832,609
                         Net investment income.........................................        16,158,755
                       Realized and Unrealized Gain (Loss) on Investments
                         (Notes 2 and 7):
                       Net realized gain (loss) on:
                         Investments...................................................         2,838,168
                         Swap contracts................................................          (506,544)
                         Futures.......................................................           321,587
                       Net realized gain (loss) on investments, swap contracts and
                         futures.......................................................         2,653,211
                       Net change in unrealized appreciation/depreciation on:
                         Investments...................................................         2,861,747
                         Swap contracts................................................        (1,593,474)
                         Futures.......................................................           411,749
                       Net change in unrealized appreciation/depreciation on
                         investments, swap contracts and futures.......................         1,680,022
                       Net realized and unrealized gain on investments, swap
                         contracts and futures.........................................         4,333,233
                       Net increase in net assets resulting from operations............    $   20,491,988

             ---------------------------------------------------------------- -------------------- -------------------
              THE HYPERION TOTAL RETURN FUND, INC.                            For the Six Months
             Statements of Changes in Net Assets                                     Ended            For the Year
                                                                                 May 31, 2003             Ended
                                                                                  (Unaudited)       November 30, 2002
             ---------------------------------------------------------------- -------------------- -------------------
             ---------------------------------------------------------------- -------------------- -------------------
             Increase (Decrease) in Net Assets Resulting from
               Operations:
               Net investment income......................................      $    16,158,755      $    26,070,086
               Net realized gain (loss) on investments, swap contracts
                 and futures..............................................            2,653,211           (2,669,189)
               Net change in unrealized appreciation/depreciation on
                 investments, swap contracts and futures..................            1,680,022            5,965,224
               Net increase in net assets resulting from operations.......           20,491,988           29,366,121
             Dividends to Shareholders (Note 2):
               Net investment income......................................          (13,773,963)         (27,420,820)
             Capital Stock Transactions (Note 6):
               Net asset value of shares issued through dividend
                 reinvestment (52,860 and 53,787 shares, respectively)....              497,509              500,857
               Rights offering cost adjustment............................                   --               16,696
               Net increase from capital stock transactions...............              497,509              517,553
                   Total increase in net assets...........................            7,215,534            2,462,854
             Net Assets:
               Beginning of period........................................          282,568,434          280,105,580
               End of period (including undistributed net investment
                 income of $3,816,705 and $1,431,913, respectively).......      $   289,783,968      $   282,568,434
-------------------------------------------------------------------------------------------------------------------

HYPERION TOTAL RETURN FUND, INC.
Statement of Cash Flows -- (Unaudited)
For the Six Months Ended May 31, 2003

-------------------------------------------------------------------------------

                       Increase (Decrease) in Cash:
                         Cash flows provided by (used for) operating activities:
                           Interest received (including net accretion of
                            $388,754).................................................    $    15,737,448
                           Interest expense paid......................................           (835,533)
                           Operating expenses paid....................................         (1,801,214)
                           Sales of short-term portfolio investments, net.............          1,737,916
                           Purchases of long-term portfolio investments...............        (87,690,929)
                           Proceeds from disposition of long-term portfolio
                            investments and principal paydowns........................         84,512,819
                           Net cash provided by for futures transactions..............            807,930
                           Net cash provided by operating activities..................         12,468,437
                         Cash flows provided by (used for) financing activities:
                           Net cash provided by reverse repurchase agreements.........          1,756,124
                           Cash dividends paid........................................        (13,441,318)
                           Net cash used for financing activities.....................        (11,685,194)
                         Net increase in cash.........................................            783,243
                         Cash at beginning of year....................................            293,182
                         Cash at end of year..........................................    $     1,076,425
                       Reconciliation of Net Increase in Net Assets Resulting
                         from Operations to Net Cash Provided by Operating
                         Activities:
                         Net increase in net assets resulting from operations.........    $    20,491,988
                           Increase in investments, at cost...........................         (2,792,770)
                           Increase in net unrealized appreciation/depreciation on
                            investments and swaps.....................................         (1,268,273)
                           Increase in interest receivable............................           (314,752)
                           Decrease in variation margin receivable....................             74,594
                           Increase in other assets...................................         (4,346,681)
                           Increase in other liabilities..............................            624,331
                             Total adjustments........................................         (8,023,551)
                         Net cash provided by operating activities....................    $    12,468,437

Noncash financing activities not included herein consist of reinvestment of dividends of $413,496.

      THE HYPERION TOTAL RETURN FUND, INC.
      Financial Highlights

                                               For the
                                             Six Months
                                                Ended                        For the Year Ended November 30,
                                            May 31, 2003
                                             (Unaudited)       2002          2001          2000         1999         1998
      ------------------------------------ --------------- ------------ -------------- ------------ ------------ ------------
      Per Share Operating Performance:
      Net asset value, beginning of
        period.........................    $    9.24       $    9.17    $    9.41      $    9.27    $   10.08    $   10.64
      Net investment income............         0.53            0.85         0.84           0.78         0.80         0.76
      Net realized and unrealized gains
        (losses) on investments, short
        sales, futures transactions and
      swap                                      0.14            0.12         0.30           0.21        (0.90)       (0.61)
        contracts......................
      Net increase (decrease) in net
      asset                                     0.67            0.97         1.14           0.99        (0.10)        0.15
        value resulting from operations
      Net effect of shares repurchased.            --              --           --            --*        0.03         0.04
      Dividends from net investment
        income.........................        (0.45)          (0.90)       (0.87)         (0.85)       (0.74)       (0.75)
      Offering costs charged to
      additional                                   --             --*       (0.09)             --           --           --
        paid-in-capital................
      Dilutive effect of rights offering           --              --       (0.42)             --           --           --
      Net asset value, end of period...    $    9.46       $    9.24    $    9.17      $    9.41    $    9.27    $   10.08
      Market price, end of period......    $ 10.1800       $  9.2800    $  8.5700      $  8.4375    $  7.3750    $  8.6900
      Total Investment Return +........        15.05%(1)       19.39%       13.13%++       26.41%       -7.17%        1.23%
      Ratios to Average Net Assets/
        Supplementary Data:
      Net assets, end of period (000's)    $  289,784      $  282,568   $  280,106     $  215,318   $  212,703   $  238,803
      Operating expenses...............         1.14%(2)        1.05%        1.11%          1.10%        1.08%        1.05%
      Interest expense.................         0.85%(2)        1.23%        1.59%          1.87%        2.31%        2.39%
      Total expenses...................         1.99%(2)        2.28%        2.70%          2.97%        3.39%        3.44%
      Net investment income............        11.35%(2)        9.23%        8.84%          8.50%        8.20%        7.27%
      Portfolio turnover rate..........            21%(1)          61%          43%            57%          72%          90%

__________

+ Total investment return is computed based upon the New York Stock Exchange market price of the Fund's shares and excludes the effects of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.

++ Adjusted for assumed reinvestment of proceeds of rights offering.

 * Rounds to less than .01.

(1) Not annualized

(2) Annualized

-------------------------------------------------------------------------------

THE HYPERION TOTAL RETURN FUND, INC.
Notes to Financial Statements -- (Unaudited)
May 31, 2003

-------------------------------------------------------------------------------

1.  The Fund

The Hyperion Total Return Fund, Inc. (the "Fund"), which was incorporated under the laws of the State of Maryland on May 26, 1989, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company.

The Fund's investment objective is to provide a high total return, including short and long-term capital gains and a high level of current income, through the management of a portfolio of securities. No assurance can be given that the Fund's investment objective will be achieved.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available (approximately 27% of the investments in securities held by the Fund at May 31, 2003) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of an issuer or market.

Options Written or Purchased: The Fund may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Fund has realized a gain or a loss on the investment transaction.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.


The Fund purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Fund bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing call options is that the Fund may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Fund will only write call options on positions held in its portfolio. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Fund bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

Short Sales: The Fund may make short sales of securities as a method of hedging potential declines in similar securities owned. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap agreements: The Fund may invest in swap agreements. The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest expense. For the six months ended May 31, 2003, such net payments made by the Fund amounted to $319,254. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of May 31, 2003.

Securities  Transactions  and Investment  Income:  Securities  transactions  are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, using the effective yield to maturity method.

Taxes: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Fund declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Capital Management, Inc. (the "Advisor") is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.  Investment Advisory Agreements and Affiliated Transactions

The Fund has entered into an Investment Advisory Agreement with the Advisor. The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.65% of the Fund's average weekly net assets. During the six months ended May 31, 2003, the Advisor earned $925,380 in investment advisory fees.

Effective April 15, 2003, the Advisor has entered into a Sub-Advisory Agreement with Seix Investment Advisors Inc. ("Seix"). Prior to April 15, Pacholder Associates, Inc. served as sub-advisor. Under the terms of the agreement, Seix is to assist in managing the Fund's investments in High Yield Securities and to provide such investment research and advice regarding High Yield Securities as may be necessary for the operation of the Fund. For such services, the Advisor pays, out of its advisory fee, a monthly fee at an annual rate of 0.50% of the portion of the Fund's average weekly net assets that is invested in High Yield Securities.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Corp. (the "Sub-Administrator"), an affiliate of the Fund's Custodian. The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets. During the six months ended May 31, 2003, the Administrator earned $284,732 in administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor, Administrator and Sub-Administrator.

4.  Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the six months ended May 31, 2003, were $39,229,520 and $59,433,575, respectively. Purchases and sales of U.S. Government securities, excluding short-term securities for the six months ended May 31, 2003 were $48,744,156 and $29,840,756, respectively. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation, and the Federal National Mortgage Association.

5.  Borrowings

The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At May 31, 2003, the Fund had the following reverse repurchase agreements outstanding:

                                                                                              Maturity
        Face Value                                 Description                                Amount
    $      4,702,000     UBS/Paine Webber, 1.33%, dated 5/13/03, maturity date          $      4,707,038
                         6/11/03
           4,544,000     UBS/Paine Webber, 1.30%, dated 5/22/03, maturity date                 4,547,282
                         6/11/03
           3,497,000     UBS/Paine Webber, 1.33%, dated 5/13/03, maturity date                 3,500,747
                         6/11/03
           6,740,000     Morgan Stanley, 1.32%, dated 5/14/03, maturity date                   6,746,920
                         6/11/03
          25,584,000     Morgan Stanley, 1.10%, dated 5/28/03, maturity date                  25,594,943
                         6/11/03
           2,140,000     Morgan Stanley, 1.45%, dated 5/30/03, maturity date                   2,140,517
                         6/05/03
           4,673,000     Merrill Lynch, 1.32%, dated 5/15/03, maturity date                    4,678,654
                         6/17/03
           6,749,000     Merrill Lynch, 1.32%, dated 5/15/03, maturity date                    6,757,166
                         6/17/03
           6,914,000     Merrill Lynch, 1.32%, dated 5/15/03, maturity date                    6,922,366
                         6/17/03
           7,801,000     Merrill Lynch, 1.32%, dated 5/15/03, maturity date                    7,810,439
                         6/17/03
          11,863,500     Merrill Lynch, 1.15%, dated 5/19/03, maturity date                   11,868,806
                         6/02/03
          14,340,000     Lehman Brothers, 1.30%, dated 5/15/03, maturity date                 14,357,605
                         6/18/03
           8,840,000     Lehman Brothers, 1.30%, dated 5/15/03, maturity date                  8,850,854
                         6/18/03
           2,600,000     Lehman Brothers, 1.31%, dated 5/29/03, maturity date                  2,601,703
                         6/16/03
           3,921,800     Lehman Brothers, 1.30%, dated 5/22/03, maturity date                  3,926,757
                         6/26/03
          13,170,000     Lehman Brothers, 1.23%, dated 5/22/03, maturity date                 13,176,300
                         6/05/03
           4,946,000     Bear Stearns, 1.76%, dated 5/08/03, maturity date 6/19/03             4,956,156
           4,060,000     Bear Stearns, 1.15%, dated 5/22/03, maturity date 6/05/03             4,061,816
    $    137,085,300
                         Maturity Amount, Including Interest Payable                    $    137,206,069
                         Market Value of Assets Sold Under Agreements                   $    140,336,365
                         Weighted Average Interest Rate                                             1.26%

The average daily balance of reverse repurchase agreements outstanding during the six months ended May 31, 2003, was approximately $137,768,813 at a weighted average interest rate of 1.29%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $147,569,318 as of March 3, 2003, which was 33.93% of total assets.

6.  Capital Stock

There are 50 million shares of $0.01 par value common stock authorized. Of the 30,639,747 shares outstanding at May 31, 2003, the Advisor owned 11,112 shares.

The Fund is continuing its stock repurchase program, whereby an amount of up to 15% of the original outstanding common stock, or approximately 3.7 million of the Fund's shares, are authorized for repurchase. The purchase price may not exceed the then-current net asset value.

For the periods ended May 31, 2003 and November 30, 2002 no shares have been repurchased. All shares repurchased have been retired. Since inception of the stock repurchase program 2,089,740 shares have been repurchased pursuant to this program at a cost of $18,605,505 and at an average discount of 13.18% from its net asset value.

The Fund issued to its shareholders of records as of the close of business on August 27, 2001 transferable rights to subscribe for up to an aggregate 7,644,525 shares of common stock of the Fund at a rate of one share of common stock for 3 rights held at the subscription price $8.10 per share. During September 2001, the Fund issued, in total, 7,644,525 shares of Common Stock on exercise of such Rights. Rights offering costs of $515,977 and brokerage and deal-manager commissions of $2,322,025 were charged directly against the proceeds of the Offering. An adjustment of $16,696 related to such offering costs was credited to paid-in capital during the year ended November 30, 2002.

7.  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There was no written option activity for the six months ended May 31, 2003.

As of May 31, 2003, the following swap agreements were outstanding:

                                                                                                       Net Unrealized
                       Expiration                                                                       Appreciation/
   Notional Amount        Date                                 Description                             (Depreciation)
  $   30,000,000         01/02/06  Agreement with Goldman Sachs Capital Markets, LP, dated            $     (561,597)
                                   12/30/02 to pay semi-annually the notional amount multiplied by 2.458% and to receive quarterly the notional amount
                                   multiplied by 3 month LIBOR.
  $   30,000,000         01/02/06  Agreement with Morgan Stanley Capital Services Inc., dated               (560,838)
                                   12/30/02 to pay semi-annually the notional amount multiplied by 2.457% and to receive quarterly the notional amount
                                   multiplied by 3 month LIBOR.
                                                                                                      $   (1,122,435)

As of May 31, 2003, the following futures contracts were outstanding:

Long:

                                                                                                     Net Unrealized
                  Notional                                                  Cost at      Value at     Appreciation/
                   Amount                 Type            Expiration Date Trade Date   May 31, 2003  (Depreciation)
                $ 5,000,000     U.S. Treasury Bond       September 2003  $ 5,930,453   $ 5,960,938      $ 30,485
                  6,700,000     10 Yr. U.S. Treasury     September 2003    7,901,269     7,935,313        34,044
                                Note
                                                                                                        $ 64,529

8.  Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

During the year ended November 30, 2002 the tax character of the $27,420,820 of distributions paid was from ordinary income.

At November 30, 2002 the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

     Undistributed Tax ordinary income....................    $     1,431,913
     Tax basis capital loss carryover.....................    $   (24,213,695)
     Less: Cumulative timing differences..................           (633,610)
       Accumulated capital loss...........................    $   (24,847,305)
     Book basis unrealized appreciation/(depreciation)....    $     6,645,994
     Plus: Cumulative timing differences..................            301,986
       Unrealized appreciation/(depreciation).............    $     6,947,980

The cumulative timing differences under tax basis capital loss carryover is due to post-October losses. The differences between book and tax basis unrealized appreciation/(depreciation) are primarily attributable to the mark-to-market of futures, and wash sales deferrals.

Federal Income Tax Basis: The federal income tax basis of the Fund's investments at May 31, 2003 was $410,577,333. Net unrealized appreciation was $9,383,922 (gross unrealized appreciation -- $25,307,778; gross unrealized depreciation -- $15,923,856). At November 30, 2002, the Fund had a capital loss carryforward of $24,213,695, of which $3,861,143 expires in 2006, $5,432,752 expires in 2007,
$3,003,624  expires in 2008,  $8,349,330 expires in 2009, and $3,566,846 expires in 2010, available to offset any future gains, to the extent provided by regulations.

9.  Subsequent Events

Dividend: The Fund's Board of Directors declared the following regular monthly dividends:

                                   Dividend       Record      Payable
                                   Per Share       Date        Date
                                 $  0.0750        06/17/03   06/26/03


-------------------------------------------------------------------------------

THE HYPERION TOTAL RETURN FUND, INC.
Information Concerning Directors and Officers (Unaudited)

-------------------------------------------------------------------------------

The following tables provide information concerning the directors and officers of The Hyperion Total Return Fund, Inc. (the "Fund").

                                   Position(s) Held with                                                            Number of
                                     Fund and Term of                                                         Portfolios in Fund
        Name, Address             Office and Length of         Principal Occupation(s) During Past 5 Years and Complex Overseen
           and Age                     Time Served                  Other Directorships Held by Director         by Director
Class I Nominee/ Director to serve until 2006 Annual Meeting of Stockholders:

Robert F. Birch                    Director, Member of The        Director and/or Trustee of several investment               4
  c/o One Liberty Plaza,           Audit Committee, Member        companies (4) advised by Hyperion Capital
  New York, New York               of Nominating and              Management, Inc. or by its affiliates
  10006-1404                       Compensation Committee         (1998-Present); Chairman and President, New
                                   and Member of Executive        America High Income Fund (1992-Present); Chairman
  Age 67                           Committee                      of the Board and Co-Founder, The China Business
                                                                  Group, Inc. (1996-Present); Director, Brandywine
                                   Elected for Three Year         Funds (2) (2001 to Present).
                                   Term/Director Since
                                   December 1998                  Formerly, Director and Strategic Planning
                                                                  Consultant, Dewe Rogerson, Ltd. (1994-1998)
Class II Director to serve until 2004 Annual Meeting of Stockholders:

Rodman L. Drake                    Director, Member of the        Director and/or Trustee of several investment               3
  c/o One Liberty Plaza,           Audit Committee,               companies (3) advised by Hyperion Capital
  New York, New York               Chairman of Nominating         Management, Inc. (1989-Present); Co-founder,
  10006-1404                       and Compensation               Baringo Capital LLC (2002-Present); Director,
                                   Committees                     Animal Medical Center (2002- Present); Director,
  Age 60                                                          Hotelevision, Inc. (1999-Present); Chairman,
                                   Elected for Three Year         Metro Cash Card International (1999- Present).
                                   Term/Director Since            Director, Parsons Brinckerhoff, Inc. (1995-
                                   July 1989                      Present); Director, Absolute Quality Inc.
                                                                  (2000-Present); Trustee of Excelsior Funds (3)
                                                                  (1994-Present).
                                                                  Formerly, President, Continuation Investments
                                                                  Group Inc. (1997-2001); Director, Alliance Group
                                                                  Services, Inc. (1998-2001).

Harry E. Petersen, Jr.             Director, Member of the        Director and/or Trustee of several investment                3
  c/o One Liberty Plaza,           Audit Committee, Member        companies (3) advised by Hyperion Capital
  New York, New York               of Nominating and              Management, Inc. or by its affiliates
  10006-1404                       Compensation                   (1992-Present).
                                   Committees, Member of
  Age 78                           Executive Committee            Formerly, Senior Consultant to Cornerstone Equity
                                                                  Advisors, Inc. (1998-2001); Senior Consultant to
                                   Elected for Three Year         Potomac Babson Inc. (1995-1998).
                                   Term/Director Since
                                   October 1993
Class III Director to serve until 2005 Annual Meeting of Stockholders:

Lewis S. Ranieri*                  Chairman, Elected              Chairman and Chief Executive Officer of Ranieri &            3
  c/o One Liberty Plaza,           Annually Since June            Co., Inc. (since 1988); President of LSR Hyperion
  New York, New York               2002                           Corp., a general partner of the limited
  10006-1404                                                      partnership that is the general partner of
                                   Director, Member of            Hyperion Partners L.P. ("Hyperion Partners")
  Age 56                           Executive Committee            (since 1988); Director and Chairman of the Board
                                                                  of Hyperion Capital Management, Inc. (since June
                                   Elected for Three Year         2002); Director and Vice Chairman of the Board of
                                   Term/Director Since            Hyperion Capital Management, Inc. (from November
                                   June 1989                      1998 through June 2002) Director and Chairman of
                                                                  the Board of Hyperion Capital Management, Inc.
                                                                  (1989-November 1998); Director and President of
                                                                  Hyperion Funding II Corp., the general
                                                                  partnership that is the general partner of
                                                                  Hyperion Partners II, L.P. (Hyperion Partners
                                                                  II); Chairman and President of various other
                                                                  direct and indirect subsidiaries of Hyperion
                                                                  Partners (since 1989) and Hyperion Partners II
                                                                  (since 1995); Chairman of the Board
                                                                  (1989-December 1998 and June 2002 through
                                                                  present) and/or Director (since 1989) of several
                                                                  investment companies (3) advised by Hyperion
                                                                  Capital Management, Inc. or by its affiliates.
                                                                  Formerly, Director and Chairman of Bank United
                                                                  Corp., and Director of Bank United (1988-2001);
                                                                  Director of Lend Lease Hyperion Mortgage
                                                                  Opportunity Fund, Inc. (formerly, Equitable Real
                                                                  Estate Hyperion Mortgage Opportunity Fund, Inc.)
                                                                  and Lend Lease Hyperion High Yield Commercial
                                                                  Mortgage Fund, Inc. (formerly, Equitable Real
                                                                  Estate Hyperion High Yield Commercial Mortgage
                                                                  Fund, Inc.) (1995-1999).

Leo M. Walsh, Jr.                  Director, Chairman of          Director and/or Trustee of several investment                4
  c/o One Liberty Plaza,           the Audit Committee,           companies (3) advised by Hyperion Capital
  New York, New York               Member of Nominating           Management, Inc. or by its affiliates
  10006-1404                       and Compensation               (1989-Present); Financial Consultant for Medco
                                   Committees                     Health Solutions, Inc. (formerly, Merck-Medco
  Age 70                                                          Managed Care LLC) (1994-Present); Director of
                                   Elected for Three Year         Lend Lease Hyperion Mortgage Opportunity Fund,
                                   Term/Director Since            Inc. (formerly, Equitable Real Estate Hyperion
                                   June 1989                      Mortgage Opportunity Fund, Inc.) and Lend Lease
                                                                  Hyperion High Yield CMBS Fund, Inc. (formerly,
                                                                  Equitable Real Estate Hyperion High Yield
                                                                  Commercial Mortgage Fund, Inc.) (1999-Present).

__________

o        Interested  persons as defined in the 1940 Act, because of affiliations with Hyperion Capital  Management,
         Inc., the Fund's Advisor.

------------------------------- ---------------- -------------------------- -------------------------------------------------------
    Officers of the Fund
                                   Position(s)       Term of Office and                       Principal Occupation(s)
    Name, Address and Age        Held with Fund     Length of Time Served                       During Past 5 Years
------------------------------- ---------------- -------------------------- -------------------------------------------------------
------------------------------- ---------------- -------------------------- -------------------------------------------------------

Lewis S. Ranieri*               Chairman         Elected Annually Since     Please see "Information Concerning Directors."
  c/o One Liberty Plaza,                         June 2002
  New York, New York
  10006-1404
  Age 56
Clifford E. Lai*                President        Elected Annually Since     President (since November 1998) of Hyperion
  c/o One Liberty Plaza,                         April 1993                 Capital Management, Inc. (March 1993-Present);
  New York, New York                                                        President (since June 1997) of Hyperion 2005
  10006-1404                                                                Investment Grade Opportunity Term Trust, Inc.
                                                                            (Senior Vice President from April 1993 to June
  Age 50                                                                    1997); President (since October 1995) of The
                                                                            Hyperion Total Return Fund, Inc.; Director and
                                                                            Chairman of the Board (since October 2000) of the
                                                                            Lend Lease Hyperion High-Yield CMBS Fund, Inc.
                                                                            Formerly, President (December 1999-October 2000)
                                                                            of the Lend Lease Hyperion High-Yield CMBS Fund,
                                                                            Inc.; Senior Vice President (November
                                                                            1998-December 1999) of the Lend Lease Hyperion
                                                                            High-Yield Commercial Mortgage Fund, Inc; Senior
                                                                            Vice President (September 1995-November 1998) of
                                                                            the Equitable Real Estate Hyperion High-Yield
                                                                            Commercial Mortgage Fund, Inc.

John Dolan*                     Vice President   Elected Annually Since     Chief Investment Strategist (1998-Present) and
  c/o One Liberty Plaza,                         March 1998                 Chief Investment Officer (since 2002) of Hyperion
  New York, New York                                                        Capital Management.
  10006-1404
  Age 49

Patricia A. Sloan*              Vice President   Elected Annually Since     Consultant of Ranieri & Co., Inc. (2000-Present).
  c/o One Liberty Plaza                          June 2002                  Formerly Secretary, Director and/or Trustee of
  New York, New York                                                        several investment companies advised by Hyperion
  10006-1404                                                                Capital Management, Inc. or by its affiliates
                                                                            (1989-2002).
  Age 59

Thomas F. Doodian*              Treasurer        Elected Annually Since     Managing Director, Chief Operating Officer (1998-
  c/o One Liberty Plaza,                         February 1998              Present) and Director of Finance and Operations,
  New York, New York                                                        Hyperion Capital Management, Inc. (July
  10006-1404                                                                1995-Present). Treasurer of several investment
                                                                            companies advised by Hyperion Capital Management,
  Age 44                                                                    Inc. (February 1998-Present).

__________

* Interested  persons as defined in the 1940 Act, because of affiliations with Hyperion Capital  Management,  Inc., the Fund's Advisor.

------------------------------- --------------- -------------------------- --------------------------------------------------------
    Officers of the Fund
                                   Position(s)      Term of Office and                       Principal Occupation(s)
    Name, Address and Age        Held with Fund    Length of Time Served                       During Past 5 Years
------------------------------- --------------- -------------------------- --------------------------------------------------------
------------------------------- --------------- -------------------------- --------------------------------------------------------

Joseph Tropeano*                Secretary       Elected Annually Since     Director and Compliance Officer, Hyperion Capital
  c/o One Liberty Plaza,                        June 2002                  Management, Inc. (1993-Present); Secretary and
  New York, New York                                                       Compliance Officer of several investment companies
  10006-1404                                                               advised by Hyperion Capital Management, Inc.
                                                                           (1994-Present); Secretary and Compliance Officer,
  Age 41                                                                   Lend Lease Hyperion Capital Advisors, LLC
                                                                           (1995-Present); Secretary and Compliance Officer
                                                                           of Lend Lease Hyperion High-Yield CMBS Fund, Inc.
                                                                           (1998-Present). Formerly, Assistant Secretary and
                                                                           Compliance Officer, AIG Hyperion Inc. (1994-2002);
                                                                           Vice President and Compliance Officer, Hyperion
                                                                           Distributors, Inc. (1994-1998).

__________

* Interested persons as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Fund's Advisor.

The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

------------------------------------------------------------------------------

DIVIDEND REINVESTMENT PLAN

------------------------------------------------------------------------------

A Dividend Reinvestment Plan (the "Plan") is available to shareholders of the Fund pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer Company (the "Plan Agent") in additional Fund shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Fund's Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Fund shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Fund shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Fund otherwise will be required to incur to raise additional capital. If net asset value exceeds the market price of the Fund shares on the payment date or the Fund declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Fund shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Fund's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Fund, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for handling the reinvestment of dividends and distributions are paid by the Fund. There are no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-212-936-5100.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

INVESTMENT ADVISOR AND ADMINISTRATOR

HYPERION CAPITAL MANAGEMENT, INC.
One Liberty Plaza
165 Broadway, 36th Floor
New York, New York 10006-1404
For General Information about the Fund:
(800) HYPERION

SUB-ADVISOR

SEIX INVESTMENT ADVISORS INC.
300 Tice Boulevard
Woodcliff Lake, NJ 07677

TRANSFER AGENT

AMERICAN STOCK TRANSFER & TRUST COMPANY
Investor Relations Department
59 Maiden Lane
New York, NY 10038
For Shareholder Services:
(800) 937-5449

SUB-ADMINISTRATOR

STATE STREET CORP.
225 Franklin Street
Boston, Massachusetts 02116

CUSTODIAN AND FUND ACCOUNTING AGENT

STATE STREET CORP.
225 Franklin Street
Boston, Massachusetts 02116

INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036

LEGAL COUNSEL

SULLIVAN & WORCESTER LLP
1666 K Street, Northwest
Washington, D.C. 20036

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Fund may purchase its shares of beneficial interest in the open market at prevailing market prices.

------------------------------------------------------------------------------

Officers & Directors

------------------------------------------------------------------------------

Lewis S. Ranieri
Chairman

Robert F. Birch*
Director

Rodman L. Drake*
Director

Garth Marston
Director Emeritus

Leo M. Walsh, Jr.*
Director

Harry E. Petersen, Jr.*
Director

Clifford E. Lai
President

Patricia A. Sloan
Vice President

John Dolan
Vice President

Thomas F. Doodian
Treasurer

Joseph Tropeano
Secretary
* Audit Committee Members


-------------------------------------------------------------------------------

                              [HYPERION LOGO]


-------------------------------------------------------------------------------

The financial information included herein is taken from the records of the Fund without audit by the Fund's independent auditors, who do not express an opinion thereon.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

                           The Hyperion Total Return Fund, Inc.
                                     One Liberty Plaza
                                 165 Broadway, 36th Floor
                                  New York, NY 10006-1404




Item 2. Code of Ethics.

         Not applicable.

Item 3. Audit Committee Financial Expert.

         Not applicable.

Item 4. Principal Accountant Fees and Services.

         Not applicable.

Item 5. [Reserved]

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the registrant's principal executive officer and principal financial officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect such controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a)      Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

                                 SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HYPERION TOTAL RETURN FUND, INC.

By: /s/ Clifford E. Lai
        -------------------------
        Clifford E. Lai
        President and Principal Executive Officer

Date:  August 7, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/Clifford E. Lai
        ------------------------------
        Clifford E. Lai
        President and Principal Executive Officer

Date:  August 7, 2003

By:  /s/Thomas F. Doodian
        -------------------------------
        Thomas F. Doodian
        Treasurer and Principal Financial Officer

Date:  August 7, 2003